LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings (Loss) Per Share
The following is a reconciliation for the calculation of basic and diluted loss per share for the years ended December 31, 2025 and 2024:

	Year Ended December 31,

($ in thousands, except per share amounts)	2025	2024
Numerator:
Net loss	$(140,044)	$(60,489)
Less: Net loss (income) attributable to non-controlling interests, net of tax	(4,636)	13,949
Net loss attributable to Cresco Labs Inc.	$(135,408)	$(74,438)

Denominator:
Weighted-average basic and diluted shares outstanding	355,007,044	345,474,155

Loss per Share:
Basic and diluted loss per share	$(0.38)	$(0.22)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	Weighted-average potentially dilutive shares for the years ended December 31, 2025 and 2024, consisted of the following:

	Year Ended December 31,

(shares in thousands)	2025	2024
Redeemable Units	88,550	92,057
Stock options	24,781	24,153
RSUs	14,521	8,927
Total potentially dilutive shares	127,852	125,137